Losses and Loss Adjustment Expenses - Reconciliation of Incurred and Paid Loss Development (Details) - Legacy Underwriting - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Liability for Claims and Claims Adjustment Expense [Line Items]
Gross liability for unpaid losses and LAE before unallocated loss adjustment expenses	$ 1,323,427	$ 1,548,725
General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	331,154
Reinsurance recoverable on unpaid losses	61,082
Gross liability for unpaid losses and LAE before unallocated loss adjustment expenses	392,236
Marine
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	252,110
Reinsurance recoverable on unpaid losses	64,536
Gross liability for unpaid losses and LAE before unallocated loss adjustment expenses	316,646
Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	222,548
Reinsurance recoverable on unpaid losses	217,427
Gross liability for unpaid losses and LAE before unallocated loss adjustment expenses	439,975
Aerospace
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	60,340
Reinsurance recoverable on unpaid losses	60,353
Gross liability for unpaid losses and LAE before unallocated loss adjustment expenses	120,693
Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	23,633
Reinsurance recoverable on unpaid losses	0
Gross liability for unpaid losses and LAE before unallocated loss adjustment expenses	$ 23,633